EXPENSES RELATING TO EMPLOYEE BENEFITS: (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) Employee	Dec. 31, 2016 USD ($) Employee	Dec. 31, 2015 USD ($) Employee
Expenses Relating To Employee Benefits
Payroll and other benefits	$ 4,296	$ 3,343	$ 2,824
Social security	221	173	143
Share-based compensation	1,203	536	381
Post-employment benefits - defined contribution plan	476	369	303
Expenses relating to employee benefits	$ 6,196	$ 4,421	$ 3,651
Average number of employees to which these benefits are related | Employee	63	56	47